CERTNAS

1- 33433

07053302

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

PROCESSED
MAY 11 2007
THOMSON FINANCIAL
B

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C
MAY 1 0 2007
1083

By Facsimile and First Class Mail

May 10, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 27, 2007, The Nasdaq Stock Market (the "Exchange") received from China Sunergy Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American depositary shares, each representing ordinary shares
Ordinary shares, par value $.0001 per shares*
(*application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission)

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END